Regulatory Matters (Tier 1, Total Risk-Based Capital And Risk-Weighted Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 70,299	$ 69,474
Total risk-based capital	75,940	74,570
Risk-weighted assets	526,752	451,357
Xenith Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	69,314	68,820
Total risk-based capital	74,955	73,916
Risk-weighted assets	$ 526,841	$ 451,208